OTHER FINANCIAL ASSETS AT AMORTISED COST - Parent (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Other financial assets at amortised cost	£ 1,297	£ 1,644
Current financial assets at amortised cost	£ 0	£ 557